Available-for-Sale Debt Securities - CANTOR EQUITY PARTNERS II, INC. (Tables)	3 Months Ended
Mar. 31, 2026
CANTOR EQUITY PARTNERS II, INC.
Debt Securities, Available-for-Sale [Line Items]
Debt Securities, Available-for-Sale
The following tables present the amortized cost, gross unrealized gains (losses), fair value and other information for the available-for-sale debt securities held in the Trust Account:

March 31, 2026	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1)(2)	$248,730,877	$168,746	$(146,459)	$248,753,164

December 31, 2025	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1)(2)	$246,479,306	$168,746	$(30,699)	$246,617,353
__________________
(1)Contractual maturities are one year or less.
(2)No debt securities were in an unrealized loss position.
The following table presents the amortized cost, gross unrealized gains (losses), fair value and other information for the available-for-sale debt securities held in the Trust Account:

December 31, 2025	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government debt securities(1)(2)	$246,479,306	$168,746	$(30,699)	$246,617,353
__________________
(1)Contractual maturities are one year or less.
(2)No debt securities were in an unrealized loss position.